Summary of Changes in Accumulated Other Comprehensive Income by Component (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Translation adjustments and other, tax effects	$ 16	$ 12	$ (8)
Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains, tax effects	35	2	54
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains, tax effects	59	1,067	244
Translation Adjustments and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Translation adjustments and other, tax effects	$ 16	$ 12	$ (8)